Liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Liquidity [Abstract]
LIQUIDITY

3. LIQUIDITY

For the six months ended June 30, 2025, the Group reported a net loss of RMB27,402 (US$3,827), negative operating cash flows of RMB35,934 (US$5,016), net current assets of RMB77,299 (US$10,790), accumulated deficit of RMB243,098 (US$33,935). These conditions raise substantial doubt about the Group’s ability to continue as a going concern.

In assessing its liquidity, management monitors and analyzes the Group’s cash and cash equivalents, its ability to generate sufficient revenue sources and ability to obtain additional financial support in the future, and its operating and capital expenditure commitments.

The Group’s primary source of liquidity historically has been cash generated from its business operations, bank loans, equity contributions from its shareholders and borrowings, which have historically been sufficient to meet its working capital and capital expenditure requirements.

As of the fiscal year ended December 31, 2024 and the six months ended June 30, 2025, the Group’s cash and cash equivalents and restricted cash were RMB24,674 and RMB22,997 (US$3,210), respectively, and the Group’s restricted cash were RMB1,239 and RMB 300 (US$42), respectively. The Group’s cash and cash equivalents primarily consist of cash on hand and highly liquid investments placed with banks, which are unrestricted to withdrawal and use and which have original maturities of three months or less.

The Group believes that the substantial doubt of its ability to continue as going concern is alleviated based on the proceeds received from investors and anticipated increase in cash generated from operations. Meanwhile, on an on-going basis, the Group has also received financial support commitments from the Company’s key management which allow the Group to meet its other liabilities and commitments. The Group received an additional capital injection of RMB 33,397 (US$4,662). The Group believes its existing cash and cash equivalents, anticipated cash raised from financings, and anticipated cash flow from operations, will be sufficient to meet its anticipated cash needs for the next 12 months from the date of this report. The exact amount of proceeds the Group will use for its operations and expansion plans will depend on the amount of cash generated from its operations and any strategic decisions the Group may make that could alter its expansion plans and the amount of cash necessary to fund these plans.

The management believes that the Group will continue as a going concern in the following 12 months from the date the Group’s half of 2025 consolidated financial statements are issued. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

3. LIQUIDITY

For the fiscal year ended December 31, 2023, the Group reported a net loss of RMB25,466, negative operating cash flows of RMB65,442, net current assets of RMB88,316, and accumulated deficit of RMB173,176. These conditions raise substantial doubt about the Group’s ability to continue as a going concern.

For the fiscal year ended December 31, 2024, the Group reported a net loss of RMB56,362 (US$7,721), negative operating cash flows of RMB73,170 (US$10,025), and accumulated deficit of RMB221,098 (US$30,290). These conditions raise substantial doubt about the Group’s ability to continue as a going concern.

In assessing the Group’s liquidity, the Group monitors and analyzes its cash on-hand and its operating and capital expenditure commitments. The Group’s liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations. Cash generated by operating activities and commercial bank loans, together with the net proceeds from its IPO in April 2023, have been utilized to finance the working capital requirements of the Group.

As of December 31, 2022, 2023, and 2024, the Group’s cash and cash equivalents and restricted cash were RMB5,908, RMB36,239, and RMB24,674 (US$3,381), respectively. The Group’s cash and cash equivalents primarily consist of cash on hand and highly liquid investments placed with banks, which are unrestricted to withdrawal and use and which have original maturities of three months or less.

The Group believes that the substantial doubt of its ability to continue as going concern is alleviated based on the proceeds received from investors and anticipated increase in cash generated from operations. Meanwhile, on an on-going basis, the Group also has received the financial support commitments from the Company’s key management to enable the Group to meet its other liabilities and commitments. The Group received an additional capital injection of US$4,662. The Group believes its existing cash and cash equivalents, anticipated cash raised from financings, and anticipated cash flow from operations, will be sufficient to meet its anticipated cash needs for the next 12 months from the date of this report. The exact amount of proceeds the Group will use for its operations and expansion plans will depend on the amount of cash generated from its operations and any strategic decisions the Group may make that could alter its expansion plans and the amount of cash necessary to fund these plans.

The management believes that the Group will continue as a going concern in the following 12 months from the date the Group’s 2024 consolidated financial statements are issued. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.